Revenue - Disaggregation of Net Revenues by Major Source (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Revenues from:
Net sales	$ 27,831	$ 25,769	[1]	$ 23,216	[1]
Finance and interest income	1,115	1,185		1,190
Rents and other income on operating lease	760	747		689
Finance and interest income	1,875	1,932	[1]	1,879	[1]
Total Revenues	29,706	27,701	[1]	25,095	[1]
Sales of goods
Revenues from:
Net sales	26,838	24,987		22,426
Rendering of services
Revenues from:
Net sales	527	438		451
Rents on assets sold with a buy-back commitment
Revenues from:
Net sales	$ 466	$ 344		$ 339

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).